SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2025		$ 42,182
Finite lived assets amortization expense		$ 42,182	$ 210,932	$ 379,686